[On Chapman and Cutler LLP Letterhead]

November 30, 2011

Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

Re:	Destra Investment Trust II
(Registration Nos. 333‑171933 and 811‑22523)

Ladies and Gentlemen:

On behalf of Destra Investment Trust II (the “Registrant”), we are transmitting Post-Effective Amendment No. 5 and Amendment No. 6 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to the Destra Focused Equity Fund and Destra Preferred and Income Securities Fund, each a series of the Registrant.  This Amendment is being filed pursuant to Rule 485(a) under the Securities Act solely for the purpose of providing the Securities and Exchange Commission an opportunity to review the sub-adviser performance information included for each Fund.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosure